Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 8 – LEASES

Our lease agreements generally do not provide an implicit borrowing rate; therefore, an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments. We used the incremental borrowing rate on September 30, 2023 and December 31, 2022 for all leases that commenced prior to that date. In determining this rate, which is used to determine the present value of future lease payments, we estimate the rate of interest we would pay on a collateralized basis, with similar payment terms as the lease and in a similar economic environment.

Our corporate headquarters is located in Richmond, Virginia, where we lease approximately 25,000 square feet. The lease expires in August 2026, subject to extension.

We also lease approximately 5,810 square feet of laboratory and office space in Mountain View, California. The lease expires in August 2024, subject to extension.

Additionally, we lease approximately 3,150 square feet of office space in Melville, New York. The lease expires in December 2024, subject to extension.

As of September 30, 2023, the Company is in arrears on certain lease payments in the aggregate amount of approximately $300,000.

Lease Costs

	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Components of total lease costs:
Operating lease expense	$963,213	$988,381
Total lease costs	$963,213	$988,381

Lease Positions as of September 30, 2023 and December 31, 2022

ROU lease assets and lease liabilities for our operating leases are recorded on the balance sheet as follows:

	September 30, 2023	December 31, 2022
Assets
Right of use asset – long term	$2,454,886	$3,160,457
Total right of use asset	$2,454,886	$3,160,457

Liabilities
Operating lease liabilities – short term	$1,081,377	$1,086,658
Operating lease liabilities – long term	1,203,876	1,885,218
Total lease liability	$2,285,253	$2,971,876

Lease Terms and Discount Rate as of September 30, 2023

Weighted average remaining lease term (in years) – operating leases	2.29
Weighted average discount rate – operating leases	8.00%

Maturities of leases are as follows:

Nine Months Ended September 30, 2023

2023 (remaining)	$285,991
2024	1,004,982
2025	710,546
2026	423,930
Total lease payments	$2,425,449
Less imputed interest	(140,194)
Less current portion	(1,081,377)
Total maturities, due beyond one year	$1,203,876

NOTE 9 – LEASES

Our lease agreements generally do not provide an implicit borrowing rate; therefore, an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments. We used the incremental borrowing rate on December 31, 2022 and December 31, 2021 for all leases that commenced prior to that date. In determining this rate, which is used to determine the present value of future lease payments, we estimate the rate of interest we would pay on a collateralized basis, with similar payment terms as the lease and in a similar economic environment.

Our corporate headquarters is located in Richmond, Virginia, where we lease approximately 25,000 square feet. The lease expires in August 2026, subject to extension.

We also lease approximately 5,810 square feet of laboratory and office space in Mountain View, California. The lease expires in August 2024, subject to extension.

Additionally, we lease approximately 3,150 square feet of office space in Melville, New York. The lease expires in December 2024, subject to extension.

Subsequent to December 31, 2022 the Company is in arrears on certain lease payments.

Lease Costs

	Year Ended December 31, 2022	Year Ended December 31, 2021
Components of total lease costs:
Operating lease expense	$1,396,875	$819,587
Total lease costs	$1,396,875	$819,587

Lease Positions as of December 31, 2022 and December 31, 2021

ROU lease assets and lease liabilities for our operating leases are recorded on the balance sheet as follows:

	December 31, 2022	December 31, 2021
Assets
Right of use asset – long term	$3,160,457	$4,097,117
Total right of use asset	$3,160,457	$4,097,117

Liabilities
Operating lease liabilities – short term	$1,086,658	$1,145,126
Operating lease liabilities – long term	1,885,218	2,765,933
Total lease liability	$2,971,876	$3,911,059

Lease Terms and Discount Rate as of December 31, 2022

Weighted average remaining lease term (in years) – operating leases	2.70
Weighted average discount rate – operating leases	8.00%

Maturities of leases are as follows:

Year Ended December 31, 2022

2023	$1,129,853
2024	1,004,982
2025	710,546
2026	423,930
2027	-
Thereafter	-
Total lease payments	$3,269,311
Less imputed interest	(297,436)
Less current portion	(1,086,657)
Total maturities, due beyond one year	$1,885,218